Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 38.96%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		905	$90,745
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,847	89,136
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,542	44,579
Vanguard Short-Term Treasury ETF (a)............................................................................		1,543	89,170
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $321,459)			313,630
		Notional
PURCHASED OPTIONS - 110.24% (b)(c)	Contracts	Amount

CALL OPTIONS - 98.82%
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $411.06.......................................	17	$609,552	10,260
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $0.64..........................................	22	788,832	785,416
PUT OPTIONS - 11.42%			795,676

iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $102.92...................	84	860,580	51,365
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price
$103.17................................................................................................................	84	860,580	38,769
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $165.05.......................................	22	788,832	1,761
TOTAL PURCHASED OPTIONS (Cost $986,313)			91,895
			887,571
Total Investments (Cost $1,307,772) - 149.20%............................................................			1,201,201
Liabilities in Excess of Other Assets - (49.20)%.............................................................			(396,135)
....................................................................................TOTAL NET ASSETS - 100.00%			$805,066

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $313,630.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	3/10/2023	$165.05	22	$(788,832)	$(431,895)
PUT OPTIONS					(431,895)

iShares 20+ Year Treasury Bond ETF...............	3/10/2023	$108.34	84	(860,580)	(76,890)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	3/10/2023	$108.60	84	(860,580)	(69,756)
S&P 500® Mini Index...................................	3/10/2023	$411.06	11	(394,416)	(57,831)
TOTAL OPTIONS WRITTEN (Premiums Received $641,974)					(204,477)
					$(636,372)